Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 668,084	$ 730,669
Short-term investments	389,698	687,597
Accounts receivable, net of allowance for credit losses of $17,296 and $22,880, respectively	381,877	323,750
Inventories, net	398,385	357,960
Prepaid expenses and other current assets (of which $78 and $11,929 in 2023 and 2022 due from related parties, respectively)	309,516	293,976
Total current assets	2,147,560	2,393,952
Long-term assets:
Property, plant and equipment, net of accumulated depreciation of $516,765 and $502,967, respectively	765,037	662,170
Goodwill	2,475,732	2,352,569
Intangible assets, net of accumulated amortization of $748,590 and $727,691, respectively	526,821	544,796
Fair value of derivative instruments - long-term	3,083	131,354
Other long-term assets	196,957	202,894
Total long-term assets	3,967,630	3,893,783
Total assets	6,115,190	6,287,735
Current liabilities:
Current portion of long-term debt	587,970	389,552
Accrued and other current liabilities	407,168	486,237
Accounts payable	84,155	98,734
Total current liabilities	1,079,293	974,523
Long-term liabilities:
Long-term debt, net of current portion	921,824	1,471,898
Fair value of derivative instruments - long-term	98,908	156,718
Other long-term liabilities	207,401	217,985
Total long-term liabilities	1,228,133	1,846,601
Commitments and contingencies
Equity:
Preference shares, 0.01 EUR par value, authorized—450,000 shares, no shares issued and outstanding	0	0
Financing preference shares, 0.01 EUR par value, authorized—40,000 shares, no shares issued and outstanding	0	0
Common Shares, 0.01 EUR par value, authorized—410,000 shares, issued—230,829 shares	2,702	2,702
Additional paid-in capital	1,915,115	1,868,015
Retained earnings	2,456,800	2,160,173
Accumulated other comprehensive loss	(433,830)	(404,091)
Less treasury shares, at cost—2,627 and 3,113 shares, respectively	(133,023)	(160,188)
Total equity	3,807,764	3,466,611
Total liabilities and equity	$ 6,115,190	$ 6,287,735